30. SUPPLEMENTAL CASH FLOW INFORMATION (Details Narrative) - CAD CAD in Thousands	Dec. 31, 2017	Dec. 31, 2016
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate floors	CAD 21,896	CAD 25,197
Senior secured credit facilities [Member] | Term Loan B - U.S. Facility [Member] | Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Interest rate floors		(25,581)
8.875% Senior Notes [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment options	CAD (7,791)	(8,581)
8.875% Senior Notes [Member] | Indebtedness [Member]
Disclosure of detailed information about borrowings [line items]
Prepayment options		CAD 8,671